Schedule of convertible shareholder loans at fair value (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
Balance at January 1, 2025	$ 22,560,124
Change in fair value	232,041
Conversion into ordinary shares	(23,183,562)
Foreign currency movements	391,397
Balance at June 30, 2025